September 18, 2008




Securities and Exchange Commission
File room
450 Fifth Street, NW
Washington, DC  20549

RE:	Delaware Group Government Fund
	24(f)-2 Notice
	CIK No. 0000769220
	File Nos.  2-97889 & 811-4304

Gentlemen:

	At this time we are electronically submitting on behalf of Registrant above mentioned, Rule 24(f)-2 Notice for F/Y/E
07/31/08. Pursuant to the Rule fee of $4,673.96 via Fedwire on 09/17/08.


Yours very truly,


/S/BRIAN L. MURRAY
-------------------
SVP/Chief Compliance Officer
(215) 255-2369

BLM/ier
Enclosures